PROPERTY AND EQUIPMENT - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property plant and equipment
Impairment	$ 335	$ 15
Acquired property and equipment, not yet paid	346	441
Property plant and equipment pledged as security for bank borrowings	750	875
Telecomm-unications equipment
Property plant and equipment
Impairment	$ 280	5
Telecomm-unications equipment | Minimum
Property plant and equipment
Useful life	P3Y
Telecomm-unications equipment | Maximum
Property plant and equipment
Useful life	P20Y
Buildings and constructions | Minimum
Property plant and equipment
Useful life	P10Y
Buildings and constructions | Maximum
Property plant and equipment
Useful life	P50Y
Office and other equipment
Property plant and equipment
Impairment	$ 8	$ 0
Office and other equipment | Minimum
Property plant and equipment
Useful life	P3Y
Office and other equipment | Maximum
Property plant and equipment
Useful life	P10Y